Supplemental cash flow information - Reconciliation of Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (295,917)	$ (388,216)
Net proceeds on issue of long-term debt	865,415	695,533
Draw on revolving credit facility	300,000	0
Repayment of revolving credit facility	(300,000)	0
Payment of lease obligations	(106,834)	(101,812)
Proceeds from limited recourse debt	12,839	0
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	1,768,853
Changes from financing cash flows
Repayment of long-term debt and financing fees	(289,698)
Net proceeds on issue of long-term debt	865,415
Draw on revolving credit facility	300,000
Repayment of revolving credit facility	(300,000)
Payment of lease obligations	0
Proceeds from limited recourse debt	12,839
Total changes from financing cash flows	588,556
Liability-related other changes
Finance costs	2,562
New lease obligations	0
Other	3,401
Total liability-related other changes	5,963
Outstanding at end of period	2,363,372	1,768,853
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	718,505
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Net proceeds on issue of long-term debt	0
Draw on revolving credit facility	0
Repayment of revolving credit facility	0
Payment of lease obligations	(106,834)
Proceeds from limited recourse debt
Total changes from financing cash flows	(106,834)
Liability-related other changes
Finance costs	0
New lease obligations	108,763
Other	1,800
Total liability-related other changes	110,563
Outstanding at end of period	$ 722,234	$ 718,505